Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Warrants to Purchase Shares of Company's Common Stock
Warrants to purchase shares of the Company’s common stock outstanding as of December 31, 2019 were as follows (in thousands, except per share amounts):

Date Issued	Shares	Exercise Price Per Share	Expiration
February 2015	1	$133.2	February 2020
March 2016	21	$32.5	March 2021

Total warrants outstanding and exercisable	22

Shares of Common Stock Reserved for Future Issuance
Shares of the Company’s common stock reserved for future issuance as of December 31, 2019 were as follows (in thousands):

	Shares Available for Future Grant	Outstanding Securities	Total Shares Reserved
Warrants	—	22	22
Convertible preferred stock	—	1,971	1,971
Stock option plans	115	516	631
Employee stock purchase plan	27	—	27

Total reserved shares of common stock	142	2,509	2,651